Disposal of Subsidiaries - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Apr. 30, 2020
Puxin Online School [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of sale of equity interest	100.00%
Total cash consideration received on disposal	¥ 37,399
Proceeds from sale of disposal of subsidiary	35,529
Gain on disposal of subsidiaries and schools	¥ 66,000
Disposal of Certain Subsidiaries and Schools [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cash consideration received on disposal		¥ 8,000
Gain on disposal of subsidiaries and schools		60,968
Settlement Amount		¥ 58,000
Disposal of Certain Subsidiaries and Schools [Member] | Prepaid Expenses and Other Current Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of settlement amount receivable	10.00%
Disposal of Certain Subsidiaries and Schools [Member] | Other non-current assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of settlement amount receivable	90.00%
Disposal of Certain Subsidiaries and Schools [Member] | Settlement Period Within Two Thousand and Twenty One [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of settlement amount receivable	10.00%
Disposal of Certain Subsidiaries and Schools [Member] | Settlement Period Within Twenty Four Months After the Date of the Disposal Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of settlement amount receivable	60.00%
Disposal of Certain Subsidiaries and Schools [Member] | Settlement Period Within Thirty Months After the Date of the Disposal Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of settlement amount receivable	30.00%